UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02978
Morgan Stanley Focus Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.8%)
	Air Freight & Logistics (5.5%)
575,836	C.H. Robinson Worldwide, Inc.	$33,254,529
1,381,353	Expeditors International of Washington, Inc.	48,554,558

		81,809,087

	Chemicals (6.0%)
1,164,756	Monsanto Co.	90,152,115

	Communications Equipment (5.7%)
1,609,943	Cisco Systems, Inc. (a)	37,898,058
693,947	Research In Motion Ltd. (Canada) (a)	46,876,120

		84,774,178

	Computers & Peripherals (8.5%)
689,768	Apple, Inc. (a)	127,862,294

	Construction Materials (1.1%)
1,305,035	Cemex SAB de CV (ADR) (Mexico) (a)	16,861,052

	Distributors (3.7%)
13,828,000	Li & Fung Ltd. (Bermuda) (b)	55,757,705

	Diversified Financial Services (11.2%)
10,008,358	BM&F Bovespa SA (Brazil)	73,949,766
142,642	CME Group, Inc.	43,960,838
2,039,140	Leucadia National Corp. (a)	50,407,541

		168,318,145

	Hotels, Restaurants & Leisure (4.2%)
895,644	Wynn Resorts Ltd. (a)	63,492,203

	Information Technology Services (4.5%)
332,528	Mastercard, Inc. (Class A)	67,220,535

	Insurance (2.4%)
10,903	Berkshire Hathaway, Inc. (Class B) (a)	36,230,669

	Internet & Catalog Retail (8.5%)
1,373,358	Amazon.com, Inc. (a)	128,216,703

	Internet Software & Services (18.1%)
158,087	Baidu, Inc. (ADR) (Cayman Islands) (a)	61,819,921
252,394	Google, Inc. (Class A) (a)	125,149,565
5,160,600	Tencent Holdings Ltd. (Cayman Islands) (b)	83,967,415

		270,936,901

	Life Sciences Tools & Services (3.3%)
1,149,282	Illumina, Inc. (a)	48,844,485

	Oil, Gas & Consumable Fuels (7.6%)
2,344,593	Ultra Petroleum Corp. (Canada) (a)	114,791,273

	Professional Services (0.9%)
544,764	Corporate Executive Board Co. (The)	13,564,624

	Real Estate Management & Development (4.9%)
3,238,784	Brookfield Asset Management, Inc. (Class A) (Canada)	73,552,785

	Software (2.7%)
708,666	Salesforce.com, Inc. (a)	40,344,355

	Total Common Stocks (Cost $1,406,453,141)	1,482,729,109

NUMBER OF
SHARES (000)

	Short-Term Investment (c)(1.3%)
	Investment Company
19,934	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $19,933,501)		19,933,501

	Total Investments (Cost $1,426,386,642) (d)	100.1%	1,502,662,610
	Liabilities in Excess of Other Assets	(0.1)	(1,387,026)
	Net Assets	100.0%	$1,501,275,584

ADR	American Depositary Receipt.

(a)	Non-income producing security.

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

(b)	Security trades on the Hong Kong exchange.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Focus Growth
Fair Valuation Measurements
09/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Air Freight & Logistics	$81,809,087	$81,809,087	—	—
Chemicals	90,152,115	90,152,115	—	—
Communications Equipment	84,774,178	84,774,178	—	—
Computers & Peripherals	127,862,294	127,862,294	—	—
Construction Materials	16,861,052	16,861,052	—	—
Distributors	55,757,705	55,757,705	—	—
Diversified Financial Services	168,318,145	168,318,145	—	—
Hotels, Restaurants & Leisure	63,492,203	63,492,203	—	—
Information Technology Services	67,220,535	67,220,535	—	—
Insurance	36,230,669	36,230,669	—	—
Internet & Catalog Retail	128,216,703	128,216,703	—	—
Internet Software & Services	270,936,901	270,936,901	—	—
Life Sciences Tools & Services	48,844,485	48,844,485	—	—
Oil, Gas & Consumable Fuels	114,791,273	114,791,273	—	—
Professional Services	13,564,624	13,564,624	—	—
Real Estate Management & Development	73,552,785	73,552,785	—	—
Software	40,344,355	40,344,355	—	—

Total Common Stocks	1,482,729,109	1,482,729,109	—	—

Short-Term Investments — Investment Company	19,933,501	19,933,501	—	—

Total	$1,502,662,610	1,502,662,610	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Focus Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009